REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]

	January - December
Classes of revenue	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,857,584	5,133,339	4,649,581
Revenue from rendering of services	97,249	105,002	111,804
Total	5,954,833	5,238,341	4,761,385